Expense by nature - Summary of Expense By Nature (Parenthetical) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Expense By Nature [Abstract]
Research and development expense	¥ 2,339	¥ 1,667	¥ 1,159
Short-term employee benefits expense	¥ 2,050	¥ 1,488	¥ 1,012